COLLATERALIZED TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
COLLATERALIZED TRANSACTIONS
Schedule of collateralized transactions

	As of December 31,
	2018		2019
	HK$ in thousands		HK$ in thousands
	Permitted to		Permitted to
	repledge	Repledged	repledge	Repledged
Market value of collateral	9,214,950	1,904,545	19,503,649	3,031,767